Other assets	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Assets [Abstract]
Other assets
10.	Other assets

Non-current	March 31, 2025	March 31, 2024
Other deposits and receivables	5,554,925	4,256,687
	5,554,925	4,256,687

Financial assets included in other assets	2,393,363	2,004,216

“Financial assets included in Other assets” comprise security deposits and Bank deposits having a maturity period of more than 12 months, interest accrued on investments, and other non-current advances made in the ordinary course of business. While non-current deposits are included as part of Other Assets and disclosed as “Financial assets included in other assets,” the receivables are separately disclosed as part of Note 13.